Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Short-term bank deposits average interest rate	2.29%	2.29%
Short-trem bank deposits restriced against bank guarantees	$ 422
Income tax benefit realization threshold	50.00%
Capitalized computer software costs	3,400
Period that short-trem bank deposits restriced against bank guarantees		6 months
Number of reporting units		1
Increase in revenues due to adoption of accounting standard		23,900
Warranty expense (income)	(1,753)	(666)	643
Allowance for doubtful accounts	5,435	3,595
Doubtful debt expenses	1,727	212	614
Trade receivables sold	15,126	5,866
Severance expense	1,613	1,747	1,519
Unrealized gains from available-for-sale securities	349	393
Gain (loss) on hedging derivative instruments	208	(492)
Foreign currency translation adjustment	$ (1,047)	$ (244)
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	5,743,458	5,154,612	940,060
Intangible asset impairment more-likely-than-not threshold	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives		2 years
Warranty period		12 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives		7 years
Warranty period		36 months